Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net (loss) income	$ (23,049)	$ 260,283	$ (183,700)	$ 386,128	$ 323,193
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation	102,797	100,038	201,113	174,207	163,371
Unpaid director’s remuneration	60,000	40,000	110,000	100,000	30,000
Changes in operating assets and liabilities:
Accounts receivable	(3,203)	21,695	15,521	(7,080)	7,197
Other current assets	(19,486)		(1,953)	(125)	7,279
Inventories	18,012	864	(113)	3,658	(33,742)
Deferred tax assets	95,059	124,310	8,978	(162,557)	99,765
Accounts payable and accrued liabilities	(64,846)	(187,834)	(75,925)	187,536	(39,424)
Contract liabilities - deferred revenue	(7,840)	21,629	3,797	138,973	625
Deferred tax liabilities	(4,248)	13,527	11,958	27,292	17,992
Prepaid expenses	(490,560)
Net Cash (Used in) Provided by Operating Activities	(337,364)	394,512	89,676	848,032	576,256
Cash Flows from Investing Activities:
Purchase of property and equipment	(330,816)	(108,595)	(126,679)	(147,953)	(207,582)
Prepayment for acquisition of property and equipment				(103,436)
Short-term investment			(6,778)
Receipt of short-term investment	6,778
Net Cash Used in Investing Activities	(448,740)	(108,595)	(133,457)	(251,389)	(207,582)
Cash Flows from Financing Activities:
Proceeds from stockholders for settlement of subscription receivables			6,528
Proceeds from related party loan	55,485	921,947	980,753	520,964
Repayments to related party loan	(2,391,645)	(210,000)	(210,000)	(1,035,100)	(466,000)
Proceeds from bank and other borrowings				181,721	270,905
Repayments of bank and other borrowings	(192,378)	(538,671)	(592,937)	(58,121)	(169,686)
Deferred offering costs	(171,180)	(306,409)	(329,715)	(252,964)
Proceeds from issue of common stocks	10,654,093
Net Cash Provided by (Used in) Financing Activities	7,954,375	(133,133)	(145,371)	(643,500)	(364,781)
Net change in cash and cash equivalents	7,168,271	152,784	(189,152)	(46,857)	3,893
Cash and cash equivalents, beginning of period	457,142	646,294	646,294	693,151	689,258
Cash and cash equivalents, end of period	7,625,413	799,078	457,142	646,294	693,151
Supplemental cash flow information:
Cash paid for interest	4,491	16,482	25,550	30,393	36,169
Cash paid for taxes
Advances for property	(124,702)
Supplemental non-cash financing activity:
Prepaid offering costs net off with additional paid-in capital	582,679
Initial recognition of lease obligations related to right-of-use assets	$ 18,076